Segment Reporting (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($) Integer	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Other segment	$ 456,070	$ 270,793	$ (617,174)
Other segment	(456,070)	(270,793)	617,174
Interest expense, net	508,810	286,090	179,986
Other income	$ 52,740	$ 15,297	$ 797,160
Number of operating segments | Integer	1
Number of reportable segments | Integer	1
Percentage of contribution	90.00%	90.00%	90.00%
General and Administrative Expense [Member]
General and administrative expenses include staff costs	$ 397,560	$ 515,774	$ 395,844